Derivative Financial Instruments Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivative financial Instruments- Current Assets	$ 15	$ 167
Derivative financial instruments- Current liabilities	19,797	19,453
Derivative financial instruments- Non Current Liabilities	19,709	26,516
Freight Option Contracts- not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial Instruments- Current Assets	15	167
Interest rate swaps- designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial instruments- Current liabilities	364	638
Derivative financial instruments- Non Current Liabilities	1,859	2,597
Interest rate swaps-not designated as hedging instrument
Derivatives Fair Value [Line Items]
Derivative financial instruments- Current liabilities	19,433	18,815
Derivative financial instruments- Non Current Liabilities	$ 17,850	$ 23,919